Earnings per share (Tables)	12 Months Ended
Jun. 30, 2020
Earning per share [Abstract]
Schedule of basic earnings per share

	06.30.20	06.30.19	06.30.18
Loss for the year from continuing operations attributable to equity holders of the parent	(2,368)	(28,334)	(9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent	6,297	1,538	15,598
Profit / (Loss) for the year attributable to equity holders of the parent	3,929	(26,796)	6,106
Weighted average number of ordinary shares outstanding	(499)	489	497
Basic earnings per share	(7.87)	(54.79)	12.29

Schedule of diluted earnings per share

06.30.18
Loss for the year from continuing operations attributable to equity holders of the parent	(9,492)
Profit for the year from discontinued operations attributable to equity holders of the parent	15,598
Profit for the year per share attributable to equity holders of the parent	6,106
Weighted average number of ordinary shares outstanding	516
Diluted earnings per share	11.82